Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2011
NORTHERN HIGH YIELD MUNICIPAL FUND | NORTHERN HIGH YIELD MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Transfer Agency Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,146
Annual Return 2001	rr_AnnualReturn2001	6.33%
Annual Return 2002	rr_AnnualReturn2002	7.38%
Annual Return 2003	rr_AnnualReturn2003	6.40%
Annual Return 2004	rr_AnnualReturn2004	6.55%
Annual Return 2005	rr_AnnualReturn2005	4.82%
Annual Return 2006	rr_AnnualReturn2006	6.30%
Annual Return 2007	rr_AnnualReturn2007	(3.53%)
Annual Return 2008	rr_AnnualReturn2008	(21.35%)
Annual Return 2009	rr_AnnualReturn2009	23.24%
Annual Return 2010	rr_AnnualReturn2010	2.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
1-Year	rr_AverageAnnualReturnYear01	2.28%
5-Year	rr_AverageAnnualReturnYear05	0.33%
10-Year	rr_AverageAnnualReturnYear10	3.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
NORTHERN HIGH YIELD MUNICIPAL FUND | NORTHERN HIGH YIELD MUNICIPAL FUND | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.27%
5-Year	rr_AverageAnnualReturnYear05	0.32%
10-Year	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
NORTHERN HIGH YIELD MUNICIPAL FUND | NORTHERN HIGH YIELD MUNICIPAL FUND | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.98%
5-Year	rr_AverageAnnualReturnYear05	0.94%
10-Year	rr_AverageAnnualReturnYear10	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
NORTHERN HIGH YIELD MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD MUNICIPAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking high current income exempt from regular federal income tax, the Fund will invest, under normal circumstances, at least 65% of its net assets in rated and unrated municipal instruments that are of low quality (commonly referred to as "junk bonds") or medium or upper medium quality. A municipal instrument is a fixed-income obligation issued by a state, territory and possession of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax exempt. The municipal instruments in which the Fund invests may include:

■	General obligation bonds secured by the issuer's full faith, credit and taxing power;

■	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;

■	Industrial development bonds;

■	Moral obligation bonds;

■	Tax-exempt derivative instruments;

■	Stand-by commitments; and

■	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial companies.

Upper medium quality securities are rated A by a Nationally Recognized Statistical Rating Organization ("NRSRO"), and medium quality securities are rated BBB or Baa by a NRSRO. Lower quality securities are rated BB, Ba or lower by a NRSRO. Unrated securities will be of comparable quality as determined by the Investment Adviser.

Lower quality securities tend to offer higher yields than higher rated securities with similar maturities. However, lower rated securities are considered speculative and generally involve greater price volatility and greater risk of loss than higher rated securities. Medium quality securities, although considered investment grade, also are considered to have speculative characteristics. There is no minimum rating for a municipal instrument purchased or held by the Fund, and the Fund may purchase securities that are in default. Although the Fund primarily invests in low, medium or upper medium quality securities, it may invest a portion of its assets in securities of higher quality. During temporary defensive periods, the Fund may invest all of its assets in securities of higher quality. The Fund may not achieve its investment objective when this temporary strategy is used.

Except in extraordinary circumstances, at least 80% of the Fund's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. The Fund is not limited in the amount of its assets that may be invested in alternative minimum tax ("AMT") obligations (also known as "private activity bonds"), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT. For shareholders subject to AMT, a significant portion of the Fund's dividends may be subject to federal tax.

During temporary defensive periods, however, all or any portion of the Fund's assets may be held uninvested or invested in taxable instruments. In low-interest rate environments, cash and cash equivalent assets may not generate income in excess of Fund expenses and therefore would impact the Fund's performance. The Fund may not achieve its investment objective when this temporary defensive strategy is used.

In buying and selling securities for the Fund, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as corporate-backed municipal bonds and revenue obligation bonds) that the team believes will provide a favorable return in light of these risks.

The Fund does not have any portfolio maturity limitations, and may invest its assets from time to time primarily in instruments with short, medium or long maturities. The instruments held by the Fund are considered speculative, and an investment in the Fund presents substantial risks in relation to a fund that invests primarily in investment grade instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the market values of fixed-income securities owned by the Funds may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Fund's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

HIGH-YIELD RISK is the risk that the Fund's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund's Web site at www.northernfunds.com or by calling 800-595-9111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

* Year to date total return for the six months ended June 30, 2011 is 4.34%. For the periods shown in the bar chart above, the highest quarterly return was 10.14% in the third quarter of 2009, and the lowest quarterly return was (16.44)% in the fourth quarter of 2008.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN HIGH YIELD MUNICIPAL FUND | Barclays Capital Municipal Bond 65-35 Investment Grade/High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.25%
5-Year	rr_AverageAnnualReturnYear05	3.62%
10-Year	rr_AverageAnnualReturnYear10	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%

[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund. Reimbursed amounts are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees." The contractual reimbursement arrangement is expected to continue until at least July 31, 2012. After this date, NTI or the Fund may terminate the contractual arrangement. The Fund's Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.